GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS, NET	3 Months Ended
Mar. 31, 2023
Goodwill And Identifiable Intangible Assets Net
GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS, NET

13.	GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS, NET

The following table shows the Company’s goodwill balances by reportable segment. The Company reviews goodwill for impairment on a reporting unit basis annually and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. During the three months ended March 31, 2023 and 2022, the Company had no goodwill impairment.

The following table shows goodwill balances by reportable segment:

	Healthcare	Total
Carrying value at December 31, 2022	$5,666,608	$5,666,608
Accumulated impairment	–	–
Carrying value at March 31, 2023	$5,666,608	$5,666,608